Consolidated Balance Sheets (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS:
Cash	$ 1,911,199	$ 471,194	$ 6,570,215
Due from merchant credit card processors, net of reserve for charge-backs of $2,500 and $2,500, respectively	348,192	111,968	205,974
Accounts receivable, net of allowance of $228,856, $369,731 and $256,833, respectively	203,793	239,652	1,802,781
Inventories	2,536,149	2,048,883	3,321,898
Prepaid expenses and vendor deposits	527,207	664,103	1,201,040
Loans receivable, net		467,095
Deferred financing costs, net	87,292	122,209
Deferred tax asset, net			766,498
TOTAL CURRENT ASSETS	5,613,832	4,125,104	13,868,406
Property and equipment, net of accumulated depreciation of $158,238 $84,314 and $27,879, respectively	633,705	712,019	28,685
Intangible assets, net of accumulated amortization of $22,177 and $0, respectively	2,058,423
Goodwill	15,654,484
Other assets	92,131	91,360	65,284
TOTAL ASSETS	24,052,575	4,928,483	13,962,375
CURRENT LIABILITIES:
Accounts payable	2,303,051	1,920,135	1,123,508
Accrued expenses	1,419,241	975,112	420,363
Senior convertible notes payable - related parties, net of debt discount of $781,250, $1,093,750 and $0, respectively	468,750	156,250
Convertible notes, net of debt discount of $49,421 and $0 , respectively	517,579
Notes payable - related party	1,000,000
Current portion of capital lease	52,015	52,015
Term loan	523,727	750,000	478,847
Customer deposits	50,744	140,626	182,266
Income taxes payable	3,092	3,092	5,807
Derivative liabilities	87,603
TOTAL CURRENT LIABILITIES	6,425,802	3,997,230	2,210,791
Capital lease, net of current portion	107,195	119,443
TOTAL LIABILITIES	6,532,997	4,116,673	2,210,791
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY:
Preferred stock, $.001 par value, $1,000,000 shares authorized, none issued or outstanding
Common stock, $.001 par value, 50,000,000 shares authorized 33,635,758, 16,761,911 and 16,214,528 shares issued and 16,761,911 and 16,214,528 shares outstanding, respectively	33,636	16,762	16,214
Additional paid-in capital	36,699,041	16,026,951	13,115,024
Accumulated deficit	(19,213,099)	(15,231,903)	(1,379,654)
TOTAL STOCKHOLDERS' EQUITY	17,519,578	811,810	11,751,584
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 24,052,575	$ 4,928,483	$ 13,962,375